INVENTORIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INVENTORIES [Abstract]
Raw materials	$ 31,080,141	$ 11,022,409
Work-in-process	9,379,249	4,438,970
Finished goods	43,396,231	28,516,038
Inventories	83,855,621	43,977,417
Inventory write down	$ 6,925,478	$ 7,765,270	$ 2,539,538